UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-06190)

Exact name of registrant as specified in charter:	Putnam International Equity Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	June 30, 2017

Date of reporting period:	March 31, 2017

Item 1. Schedule of Investments:

Putnam International Equity Fund

The fund's portfolio
3/31/17 (Unaudited)

COMMON STOCKS (97.5%)(a)
		Shares	Value

Argentina (0.8%)

Banco Macro SA ADR		86,400	$7,490,880

			7,490,880
Australia (3.2%)

Australia & New Zealand Banking Group, Ltd.		560,393	13,623,418

Challenger, Ltd.		1,609,090	15,428,271

			29,051,689
Brazil (—%)

FabFurnish GmbH (acquired various dated from 8/2/13 to 8/31/16, cost $20) (Private)(F)(RES)(NON)		30	24

Global Fashion Group SA (acquired 8/2/13, cost $1,009,308) (Private)(F)(RES)(NON)		23,826	208,500

New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $20) (Private)(F)(RES)(NON)		15	12

New Middle East Other Assets GmbH (acquired 8/2/13, cost $8) (Private)(F)(RES)(NON)		6	5

			208,541
Canada (1.8%)

Cenovus Energy, Inc.		631,600	7,147,859

Magna International, Inc.		208,800	9,010,815

			16,158,674
China (2.4%)

Alibaba Group Holding, Ltd. ADR(NON)(S)		81,900	8,831,277

Skyworth Digital Holdings, Ltd.		6,269,313	4,130,333

Tencent Holdings, Ltd.		313,600	8,990,553

			21,952,163
Denmark (1.4%)

Danske Bank A/S		370,311	12,611,687

			12,611,687
Finland (1.3%)

Nokia OYJ		2,093,076	11,240,384

			11,240,384
France (10.2%)

Airbus SE		168,768	12,842,372

ArcelorMittal SA(NON)		965,386	8,121,583

Natixis SA		1,510,363	9,306,609

Sanofi		167,964	15,162,547

SFR Group SA(NON)		289,604	9,110,920

Societe Generale SA		226,195	11,474,042

Valeo SA		233,980	15,583,141

Veolia Environnement SA		514,050	9,629,701

			91,230,915
Germany (11.2%)

BASF SE		136,133	13,494,461

Bayer AG		115,442	13,306,736

Evonik Industries AG		314,423	10,252,308

Henkel AG & Co. KGaA (Preference)		102,170	13,090,292

KION Group AG		106,282	6,942,356

LANXESS AG		101,593	6,815,980

Rheinmetall AG		103,267	8,662,291

RWE AG(NON)		510,329	8,457,547

Siemens AG		142,814	19,562,247

			100,584,218
Hong Kong (0.9%)

WH Group, Ltd.		9,378,000	8,085,003

			8,085,003
Indonesia (0.5%)

Matahari Department Store Tbk PT		4,491,500	4,440,772

			4,440,772
Ireland (3.0%)

Bank of Ireland(NON)		28,840,738	7,230,314

CRH PLC		312,851	11,037,092

Kerry Group PLC Class A		110,298	8,671,976

			26,939,382
Italy (2.3%)

ENI SpA		711,921	11,657,975

Telecom Italia SpA RSP		12,545,969	9,154,681

			20,812,656
Japan (19.7%)

Astellas Pharma, Inc.		948,800	12,493,854

Daikin Industries, Ltd.		85,000	8,539,702

Fuji Heavy Industries, Ltd.		202,100	7,411,967

Hoya Corp.		297,000	14,288,440

Japan Airlines Co., Ltd.		269,200	8,525,997

Komatsu, Ltd.		345,900	9,014,900

Kyudenko Corp.		230,200	6,275,550

LIXIL Group Corp.		294,400	7,470,403

Nintendo Co., Ltd.		41,100	9,537,577

NSK, Ltd.		917,600	13,121,523

ORIX Corp.		973,400	14,404,711

Relo Group, Inc.		422,000	6,997,323

Rohm Co., Ltd.		162,600	10,807,869

SoftBank Corp.		146,700	10,359,790

Sony Corp.		359,800	12,171,084

Sumitomo Mitsui Financial Group, Inc.		414,700	15,067,471

Yamaha Motor Co., Ltd.		437,200	10,528,458

			177,016,619
Netherlands (5.4%)

Akzo Nobel NV		81,157	6,729,729

Heineken NV		106,514	9,067,603

ING Groep NV GDR		1,238,349	18,719,569

Koninklijke Ahold Delhaize NV		628,262	13,444,809

			47,961,710
Norway (0.9%)

Orkla ASA		909,382	8,144,636

			8,144,636
South Korea (0.9%)

SK Hynix, Inc.		173,567	7,837,909

			7,837,909
Spain (1.0%)

Grifols SA ADR(S)		485,714	9,167,852

			9,167,852
Sweden (2.2%)

Com Hem Holding AB		858,017	9,833,923

Securitas AB Class B		658,414	10,286,972

			20,120,895
Taiwan (1.3%)

Taiwan Semiconductor Manufacturing Co., Ltd.		1,876,000	11,685,392

			11,685,392
United Kingdom (23.7%)

Admiral Group PLC		343,966	8,571,698

Associated British Foods PLC		300,096	9,798,310

AstraZeneca PLC		198,980	12,246,967

Barclays PLC		3,554,942	10,025,928

Berkeley Group Holdings PLC (The)		286,461	11,510,151

British American Tobacco PLC		236,604	15,711,387

Compass Group PLC		652,113	12,304,512

Dixons Carphone PLC		2,357,075	9,379,301

Imperial Brands PLC		205,185	9,941,144

Prudential PLC		869,941	18,376,548

Rio Tinto PLC		367,255	14,767,999

Royal Dutch Shell PLC Class A		778,280	20,438,251

RPC Group PLC		791,975	7,754,558

Shire PLC		251,128	14,665,295

St James's Place PLC		695,719	9,257,100

Virgin Money Holdings UK PLC		1,492,551	5,995,277

Wolseley PLC		138,556	8,714,563

WPP PLC		579,653	12,723,856

			212,182,845
United States (3.4%)

Alphabet, Inc. Class C(NON)		8,411	6,977,429

Amazon.com, Inc.(NON)		8,000	7,092,320

Johnson Controls International PLC		189,500	7,981,740

KKR & Co. LP		480,100	8,752,225

			30,803,714

Total common stocks (cost $818,075,513)			$875,728,536

CONVERTIBLE PREFERRED STOCKS (—%)(a)
		Shares	Value

Global Fashion Group SA zero % cv. pfd. (acquired 7/11/16, cost $121,576) (Private)(F)(RES)(NON)		16,051	$143,271

Total convertible preferred stocks (cost $121,576)			$143,271

U.S. TREASURY OBLIGATIONS (—%)(a)
		Principal amount	Value

U.S. Treasury Inflation Protected Securities 2.125%, 02/15/41(i)		$108,631	$137,841

Total U.S. treasury obligations (cost $137,841)			$137,841

SHORT-TERM INVESTMENTS (3.0%)(a)
		Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 1.03%(AFF)	Shares	12,910,325	$12,910,325

Putnam Short Term Investment Fund 0.87%(AFF)	Shares	12,006,268	12,006,268

State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62%(P)	Shares	1,310,000	1,310,000

U.S. Treasury Bills 0.767%, 7/13/17		$80,000	79,826

U.S. Treasury Bills 0.523%, 5/18/17		121,000	120,891

U.S. Treasury Bills 0.514%, 5/4/17(SEGSF)		170,000	169,899

Total short-term investments (cost $26,597,260)			$26,597,209

TOTAL INVESTMENTS

Total investments (cost $844,932,190)(b)			$902,606,857

FORWARD CURRENCY CONTRACTS at 3/31/17 (aggregate face value $298,655,376) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	4/19/17	$8,111,393	$7,982,234	$129,159
	British Pound	Sell	6/21/17	15,066,900	14,827,649	(239,251)
	Canadian Dollar	Sell	4/19/17	2,327,282	2,304,573	(22,709)
	Euro	Sell	6/21/17	315,225	312,544	(2,681)
	Hong Kong Dollar	Buy	5/17/17	124,642	124,807	(165)
Barclays Bank PLC
	Euro	Sell	6/21/17	20,237	20,065	(172)
	Hong Kong Dollar	Buy	5/17/17	1,723,894	1,725,246	(1,352)
	Swiss Franc	Buy	6/21/17	8,187,603	8,110,779	76,824
Citibank, N.A.
	Australian Dollar	Buy	4/19/17	5,196,764	4,930,636	266,128
	British Pound	Sell	6/21/17	22,592,191	22,200,362	(391,829)
	Danish Krone	Buy	6/21/17	2,031,270	1,992,959	38,311
	Euro	Sell	6/21/17	196,694	192,959	(3,735)
	Japanese Yen	Buy	5/17/17	15,050,395	14,789,381	261,014
	New Zealand Dollar	Buy	4/19/17	40,152	39,587	565
Credit Suisse International
	Australian Dollar	Buy	4/19/17	6,964,025	6,609,466	354,559
	Euro	Sell	6/21/17	8,767,720	8,694,435	(73,285)
	Swiss Franc	Buy	6/21/17	8,026,525	7,950,939	75,586
Goldman Sachs International
	British Pound	Sell	6/21/17	11,120,048	10,942,248	(177,800)
	Chinese Yuan (Offshore)	Sell	5/17/17	24,453,660	24,419,261	(34,399)
	Japanese Yen	Buy	5/17/17	12,205,475	11,920,254	285,221
HSBC Bank USA, National Association
	Euro	Sell	6/21/17	12,086,144	12,040,887	(45,257)
	New Zealand Dollar	Buy	4/19/17	1,717,973	1,693,181	24,792
JPMorgan Chase Bank N.A.
	British Pound	Sell	6/21/17	14,350,535	14,123,241	(227,294)
	Canadian Dollar	Buy	4/19/17	3,753,345	3,716,195	37,150
	Euro	Sell	6/21/17	9,970,692	9,885,479	(85,213)
	Japanese Yen	Buy	5/17/17	6,433,514	6,332,024	101,490
	Norwegian Krone	Sell	6/21/17	2,807,673	2,853,048	45,375
	Singapore Dollar	Buy	5/17/17	11,852,120	11,778,384	73,736
	South Korean Won	Sell	5/17/17	6,499,928	6,361,274	(138,654)
	Swedish Krona	Buy	6/21/17	6,370,024	6,314,427	55,597
	Swiss Franc	Buy	6/21/17	26,449,911	26,196,564	253,347
State Street Bank and Trust Co.
	Australian Dollar	Buy	4/19/17	458,963	435,597	23,366
	British Pound	Buy	6/21/17	117,742	115,851	1,891
	Euro	Sell	6/21/17	2,793,978	2,969,893	175,915
	Israeli Shekel	Buy	4/19/17	6,078,107	6,168,643	(90,536)
	Japanese Yen	Buy	5/17/17	80,756	79,371	1,385
	Swiss Franc	Buy	6/21/17	17,201,559	17,037,541	164,018
UBS AG
	Swiss Franc	Buy	6/21/17	18,765,501	18,649,979	115,522
WestPac Banking Corp.
	Japanese Yen	Sell	5/17/17	1,819,670	1,813,413	(6,257)

Total						$1,020,362

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from July 1, 2016 through March 31, 2017 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $897,726,399.
(b)	The aggregate identified cost on a tax basis is $844,693,493, resulting in gross unrealized appreciation and depreciation of $93,628,716 and $35,715,352, respectively, or net unrealized appreciation of $57,913,364.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $351,812, or less than 0.1% of net assets.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Cash Collateral Pool, LLC*#	$18,332,127	$162,791,691	$168,213,493	$88,945	$12,910,325
	Putnam Short Term Investment Fund**	37,820,197	193,531,117	219,345,046	36,900	12,006,268
	Totals	$56,152,324	$356,322,808	$387,558,539	$125,845	$24,916,593
	* No management fees are charged to Putnam Cash Collateral Pool, LLC.
	# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $12,910,325, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $12,507,271.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $173,556 to cover certain derivative contracts.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Financials	20.8%
	Industrials	14.3
	Consumer discretionary	13.0
	Consumer staples	10.7
	Health care	10.2

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $593,947 at the close of the reporting period.
	Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $162,369 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $119,916 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Argentina	$7,490,880	$—	$—
Australia	29,051,689	—	—
Brazil	—	—	208,541
Canada	16,158,674	—	—
China	21,952,163	—	—
Denmark	12,611,687	—	—
Finland	11,240,384	—	—
France	91,230,915	—	—
Germany	100,584,218	—	—
Hong Kong	8,085,003	—	—
Indonesia	4,440,772	—	—
Ireland	26,939,382	—	—
Italy	20,812,656	—	—
Japan	177,016,619	—	—
Netherlands	47,961,710	—	—
Norway	8,144,636	—	—
South Korea	7,837,909	—	—
Spain	9,167,852	—	—
Sweden	20,120,895	—	—
Taiwan	11,685,392	—	—
United Kingdom	212,182,845	—	—
United States	30,803,714	—	—
Total common stocks	875,519,995	—	208,541
Convertible preferred stocks	—	—	143,271
U.S. treasury obligations	—	137,841	—
Short-term investments	13,316,268	13,280,941	—

Totals by level	$888,836,263	$13,418,782	$351,812

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$1,020,362	$—

Totals by level	$—	$1,020,362	$—

During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$2,560,951	$1,540,589

Total	$2,560,951	$1,540,589

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$360,300,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(AFF)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Citibank, N.A.	Credit Suisse International	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	Forward currency contracts#	$129,159	$76,824	$566,018	$430,145	$285,221	$24,792	$566,695	$366,575	$115,522	$—	$2,560,951

	Total Assets	$129,159	$76,824	$566,018	$430,145	$285,221	$24,792	$566,695	$366,575	$115,522	$—	$2,560,951

	Liabilities:
	Forward currency contracts#	264,806	1,524	395,564	73,285	212,199	45,257	451,161	90,536	—	6,257	1,540,589

	Total Liabilities	$264,806	$1,524	$395,564	$73,285	$212,199	$45,257	$451,161	$90,536	$—	$6,257	$1,540,589

	Total Financial and Derivative Net Assets	$(135,647)	$75,300	$170,454	$356,860	$73,022	$(20,465)	$115,534	$276,039	$115,522	$(6,257)	$1,020,362
	Total collateral received (pledged)##†	$—	$75,300	$170,454	$310,000	$73,022	$(20,465)	$115,534	$276,039	$115,522	$—
	Net amount	$(135,647)	$—	$—	$46,860	$—	$—	$—	$—	$—	$(6,257)

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam International Equity Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: May 26, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: May 26, 2017